FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2018
Disclosure of financial instruments [text block] [Abstract]
Disclosure of financial instruments [text block]

44    Financial instruments

(1) Measurement basis of financial assets and liabilities

The accounting policies in note 2 describe how different classes of financial instruments are measured, and how income and expenses, including fair value gains and losses, are recognised. The following tables analyse the carrying amounts of the financial assets and liabilities by category and by balance sheet heading.

	Derivatives designated	Mandatorily held at fair value through profit or loss		Designated at fair value	At fair value through other	Held at
The Group	as hedging instruments £m	Held for trading £m	Other £m	through profit or loss £m	comprehensive income £m	amortised cost £m	Total £m
At 31 December 2018
Financial assets
Cash and balances at central banks	–	–	–	–	–	40,213	40,213
Items in the course of collection from banks	–	–	–	–	–	645	645
Financial assets at fair value through profit or loss	–	19,462	3,794	–	–	–	23,256
Derivative financial instruments	1,483	9,810	–	–	–	–	11,293
Loans and advances to banks	–	–	–	–	–	3,692	3,692
Loans and advances to customers	–	–	–	–	–	464,044	464,044
Debt securities	–	–	–	–	–	5,095	5,095
Due from fellow Lloyds Banking Group undertakings	–	–	–	–	–	1,878	1,878
Financial assets at amortised cost	–	–	–	–	–	474,709	474,709
Financial assets at fair value through other comprehensive income	–	–	–	–	24,368	–	24,368
Total financial assets	1,483	29,272	3,794	–	24,368	515,567	574,484
Financial liabilities
Deposits from banks	–	–	–	–	–	26,263	26,263
Customer deposits	–	–	–	–	–	391,251	391,251
Due to fellow Lloyds Banking Group undertakings	–	–	–	–	–	19,663	19,663
Items in course of transmission to banks	–	–	–	–	–	615	615
Financial liabilities at fair value through profit or loss	–	10,543	–	7,187	–	–	17,730
Derivative financial instruments	1,107	9,804	–	–	–	–	10,911
Notes in circulation	–	–	–	–	–	1,104	1,104
Debt securities in issue	–	–	–	–	–	64,533	64,533
Subordinated liabilities	–	–	–	–	–	12,745	12,745
Total financial liabilities	1,107	20,347	–	7,187	–	516,174	544,815

	Derivatives designated	At fair value through profit or loss			Held at
The Group	as hedging instruments £m	Held for trading £m	Other £m	Available- for-sale £m	amortised cost £m	Insurance contracts £m	Total £m
At 31 December 2017
Financial assets
Cash and balances at central banks	–	–	–	–	58,521	–	58,521
Items in the course of collection from banks	–	–	–	–	755	–	755
Financial assets at fair value through profit or loss	–	42,830	2,778	–	–	–	45,608
Derivative financial instruments	1,900	22,252	–	–	–	–	24,152
Loans and advances to banks	–	–	–	–	4,274	–	4,274
Loans and advances to customers	–	–	–	–	465,555	–	465,555
Debt securities	–	–	–	–	3,637	–	3,637
Due from fellow Lloyds Banking group undertakings	–	–	–	–	6,195	–	6,195
Financial assets at amortised cost	–	–	–	–	479,661	–	479,661
Available-for-sale financial assets	–	–	–	41,717	–	–	41,717
Assets of continuing operations	1,900	65,082	2,778	41,717	538,937	–	650,414
Assets in the disposal group (note 13)	–	3,465	125,051	–	2,337	–	130,853
Total financial assets	1,900	68,547	127,829	41,717	541,274	–	781,267
Financial liabilities
Deposits from banks	–	–	–	–	28,888	–	28,888
Customer deposits	–	–	–	–	418,124	–	418,124
Due to fellow Lloyds Banking group undertakings	–	–	–	–	13,237	–	13,237
Items in course of transmission to banks	–	–	–	–	579	–	579
Financial liabilities at fair value through profit or loss	–	43,062	7,812	–	–	–	50,874
Derivative financial instruments	1,864	22,835	–	–	–	–	24,699
Notes in circulation	–	–	–	–	1,313	–	1,313
Debt securities in issue	–	–	–	–	61,865	–	61,865
Subordinated liabilities	–	–	–	–	14,782	–	14,782
Liabilities of continuing operations	1,864	65,897	7,812	–	538,788	–	614,361
Liabilities in the disposal group (note 13)	–	3,147	–	–	5,055	119,271	127,473
Total financial liabilities	1,864	69,044	7,812	–	543,843	119,271	741,834

	Derivatives designated	Mandatorily held at fair value through profit or loss		Designated at fair value	At fair value through other	Held at
The Bank	as hedging instruments £m	Held for trading £m	Other £m	through profit or loss £m	comprehensive income £m	amortised cost £m	Total £m
At 31 December 2018
Financial assets
Cash and balances at central banks	–	–	–	–	–	37,632	37,632
Items in the course of collection from banks	–	–	–	–	–	464	464
Financial assets at fair value through profit or loss	–	19,420	1,423	–	–	–	20,843
Derivative financial instruments	432	14,999	–	–	–	–	15,431
Loans and advances to banks	–	–	–	–	–	3,153	3,153
Loans and advances to customers	–	–	–	–	–	172,315	172,315
Debt securities	–	–	–	–	–	4,960	4,960
Due from fellow Lloyds Banking Group undertakings	–	–	–	–	–	153,585	153,585
Financial assets at amortised cost	–	–	–	–	–	334,013	334,013
Financial assets at fair value through other comprehensive income	–	–	–	–	23,208	–	23,208
Total financial assets	432	34,419	1,423	–	23,208	372,109	431,591
Financial liabilities
Deposits from banks	–	–	–	–	–	5,320	5,320
Customer deposits	–	–	–	–	–	229,402	229,402
Due to fellow Lloyds Banking Group undertakings	–	–	–	–	–	88,383	88,383
Items in course of transmission to banks	–	–	–	–	–	341	341
Financial liabilities at fair value through profit or loss	–	10,686	–	7,033	–	–	17,719
Derivative financial instruments	1,315	13,231	–	–	–	–	14,546
Debt securities in issue	–	–	–	–	–	49,787	49,787
Subordinated liabilities	–	–	–	–	–	9,528	9,528
Total financial liabilities	1,315	23,917	–	7,033	–	382,761	415,026

	Derivatives designated	At fair value through profit or loss			Held at
The Bank	as hedging instruments £m	Held for trading £m	Other £m	Available- for-sale £m	amortised cost £m	Total £m
At 31 December 2017
Financial assets
Cash and balances at central banks	–	–	–	–	55,835	55,835
Items in the course of collection from banks	–	–	–	–	490	490
Financial assets at fair value through profit or loss	–	42,839	1,138	–	–	43,977
Derivative financial instruments	774	25,990	–	–	–	26,764
Loans and advances to banks	–	–	–	–	3,611	3,611
Loans and advances to customers	–	–	–	–	170,804	170,804
Debt securities	–	–	–	–	3,182	3,182
Due from fellow Lloyds Banking Group undertakings	–	–	–	–	163,460	163,460
Financial assets at amortised cost	–	–	–	–	341,057	341,057
Available-for-sale financial assets	–	–	–	42,566	–	42,566
Total financial assets	774	68,829	1,138	42,566	397,382	510,689
Financial liabilities
Deposits from banks	–	–	–	–	7,538	7,538
Customer deposits	–	–	–	–	234,397	234,397
Due to fellow Lloyds Banking Group undertakings	–	–	–	–	112,769	112,769
Items in course of transmission to banks	–	–	–	–	304	304
Financial liabilities at fair value through profit or loss	–	43,233	7,812	–	–	51,045
Derivative financial instruments	2,079	26,188	–	–	–	28,267
Debt securities in issue	–	–	–	–	48,158	48,158
Subordinated liabilities	–	–	–	–	9,341	9,341
Total financial liabilities	2,079	69,421	7,812	–	412,507	491,819

(2) Fair value measurement

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. It is a measure at a specific date and may be significantly different from the amount which will actually be paid or received on maturity or settlement date.

Wherever possible, fair values have been calculated using unadjusted quoted market prices in active markets for identical instruments held by the Group. Where quoted market prices are not available, or are unreliable because of poor liquidity, fair values have been determined using valuation techniques which, to the extent possible, use market observable inputs, but in some cases use non-market observable inputs. Valuation techniques used include discounted cash flow analysis and pricing models and, where appropriate, comparison to instruments with characteristics similar to those of the instruments held by the Group.

The Group manages valuation adjustments for its derivative exposures on a net basis; the Group determines their fair values on the basis of their net exposures. In all other cases, fair values of financial assets and liabilities measured at fair value are determined on the basis of their gross exposures.

The carrying amount of the following financial instruments is a reasonable approximation of fair value: cash and balances at central banks, items in the course of collection from banks, items in course of transmission to banks, notes in circulation and liabilities arising from non-participating investment contracts.

Because a variety of estimation techniques are employed and significant estimates made, comparisons of fair values between financial institutions may not be meaningful. Readers of these financial statements are thus advised to use caution when using this data to evaluate the Group’s financial position.

Fair value information is not provided for items that are not financial instruments or for other assets and liabilities which are not carried at fair value in the Group’s consolidated balance sheet. These items include intangible assets, such as the value of the Group’s branch network, the long-term relationships with depositors and credit card relationships; premises and equipment; and shareholders’ equity. These items are material and accordingly the Group believes that the fair value information presented does not represent the underlying value of the Group.

Valuation control framework

The key elements of the control framework for the valuation of financial instruments include model validation, product implementation review and independent price verification. These functions are carried out by appropriately skilled risk and finance teams, independent of the business area responsible for the products.

Model validation covers both qualitative and quantitative elements relating to new models. In respect of new products, a product implementation review is conducted pre- and post-trading. Pre-trade testing ensures that the new model is integrated into the Group’s systems and that the profit and loss and risk reporting are consistent throughout the trade life cycle. Post-trade testing examines the explanatory power of the implemented model, actively monitoring model parameters and comparing in-house pricing to external sources. Independent price verification procedures cover financial instruments carried at fair value. The frequency of the review is matched to the availability of independent data, monthly being the minimum. Valuation differences in breach of established thresholds are escalated to senior management. The results from independent pricing and valuation reserves are reviewed monthly by senior management.

Formal committees, consisting of senior risk, finance and business management, meet at least quarterly to discuss and approve valuations in more judgemental areas, in particular for unquoted equities, structured credit, over-the-counter options and the Credit Valuation Adjustment (CVA) reserve.

Valuation of financial assets and liabilities

Assets and liabilities carried at fair value or for which fair values are disclosed have been classified into three levels according to the quality and reliability of information used to determine the fair values.

Level 1

Level 1 fair value measurements are those derived from unadjusted quoted prices in active markets for identical assets or liabilities. Products classified as level 1 predominantly comprise equity shares, treasury bills and other government securities.

Level 2

Level 2 valuations are those where quoted market prices are not available, for example where the instrument is traded in a market that is not considered to be active or valuation techniques are used to determine fair value and where these techniques use inputs that are based significantly on observable market data. Examples of such financial instruments include most over-the-counter derivatives, financial institution issued securities, certificates of deposit and certain asset-backed securities.

Level 3

Level 3 portfolios are those where at least one input which could have a significant effect on the instrument’s valuation is not based on observable market data. Such instruments would include the Group’s venture capital and unlisted equity investments which are valued using various valuation techniques that require significant management judgement in determining appropriate assumptions, including earnings multiples and estimated future cash flows. Certain of the Group’s asset-backed securities and derivatives, principally where there is no trading activity in such securities, are also classified as level 3.

Transfers out of the level 3 portfolio arise when inputs that could have a significant impact on the instrument’s valuation become market observable after previously having been non-market observable. In the case of asset-backed securities this can arise if more than one consistent independent source of data becomes available. Conversely transfers into the portfolio arise when consistent sources of data cease to be available.

(3) Financial assets and liabilities carried at fair value

(A) Financial assets, excluding derivatives

Valuation hierarchy

At 31 December 2018, the Group’s financial assets carried at fair value, excluding derivatives, totalled £47,624 million (31 December 2017: £87,325 million). The table below analyses these financial assets by balance sheet classification, asset type and valuation methodology (level 1, 2 or 3, as described on page F-87). The fair value measurement approach is recurring in nature. There were no significant transfers between level 1 and 2 during the year.

Valuation hierarchy
The Group	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
At 31 December 2018
Financial assets at fair value through profit or loss
Loans and advances to customers	–	17,290	2,721	20,011
Loans and advances to banks	–	236	–	236
Debt securities:
Government securities	2,293	–	–	2,293
Bank and building society certificates of deposit	–	–	–	–
Asset-backed securities:
Mortgage-backed securities	–	–	–	–
Other asset-backed securities	–	20	–	20
Corporate and other debt securities	–	540	–	540
	2,293	560	–	2,853
Equity shares	150	6	–	156
Total financial assets at fair value through profit or loss	2,443	18,092	2,721	23,256
Financial assets at fair value through other comprehensive income
Debt securities:
Government securities	18,847	124	–	18,971
Bank and building society certificates of deposit	–	–	–	–
Asset-backed securities:
Mortgage-backed securities	–	–	–	–
Other asset-backed securities	–	4	53	57
Corporate and other debt securities	–	5,119	–	5,119
	18,847	5,247	53	24,147
Treasury and other bills	221	–	–	221
Total financial assets at fair value through other comprehensive income	19,068	5,247	53	24,368
Total financial assets carried at fair value, excluding derivatives	21,511	23,339	2,774	47,624

The Group	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
At 31 December 2017
Financial assets at fair value through profit or loss
Loans and advances to customers	–	30,568	–	30,568
Loans and advances to banks	–	1,614	–	1,614
Debt securities:
Government securities	9,836	928	–	10,764
Other public sector securities	–	–	–	–
Bank and building society certificates of deposit	–	222	–	222
Asset-backed securities:
Mortgage-backed securities	–	189	–	189
Other asset-backed securities	–	95	–	95
Corporate and other debt securities	–	2,088	–	2,088
	9,836	3,522	–	13,358
Treasury and other bills	18	–	–	18
Equity shares	–	–	50	50
Total financial assets at fair value through profit or loss	9,854	35,704	50	45,608
Available-for-sale financial assets
Debt securities:
Government securities	34,534	174	–	34,708
Bank and building society certificates of deposit	–	167	–	167
Asset-backed securities:
Mortgage-backed securities	–	1,156	–	1,156
Other asset-backed securities	–	163	92	255
Corporate and other debt securities	229	4,386	–	4,615
	34,763	6,046	92	40,901
Equity shares	555	38	223	816
Total available-for-sale financial assets	35,318	6,084	315	41,717
Total financial assets carried at fair value, excluding derivatives	45,172	41,788	365	87,325

	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
At 31 December 2017 – Disposal group
Financial assets at fair value through profit or loss
Debt securities:
Government securities	10,435	801	23	11,259
Other public sector securities	–	1,526	1	1,527
Asset-backed securities:
Mortgage-backed securities	3	159	49	211
Other asset-backed securities	7	6,889	785	7,681
Corporate and other debt securities	–	18,178	16	18,194
	10,445	27,553	874	38,872
Equity shares	85,289	18	872	86,179
Total financial assets carried at fair value, excluding derivatives	95,734	27,571	1,746	125,051

Valuation hierarchy
The Bank	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
At 31 December 2018
Financial assets at fair value through profit or loss
Loans and advances to customers	–	16,900	890	17,790
Loans and advances to banks	–	236	–	236
Debt securities:
Government securities	2,293	–	–	2,293
Corporate and other debt securities	–	518	–	518
	2,293	518	–	2,811
Equity shares	–	6	–	6
Total financial assets at fair value through profit or loss	2,293	17,660	890	20,843
Financial assets at fair value through other comprehensive income
Debt securities:
Government securities	18,707	124	–	18,831
Asset-backed securities	–	5	–	5
Corporate and other debt securities	–	4,151	–	4,151
	18,707	4,280	–	22,987
Treasury and other bills	221	–	–	221
Equity shares	–	–	–	–
Total financial assets at fair value through comprehensive income	18,928	4,280	–	23,208
Total financial assets carried at fair value, excluding derivatives	21,221	21,940	890	44,051

The Bank	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
At 31 December 2017
Financial assets at fair value through profit or loss
Loans and advances to customers	–	30,568	–	30,568
Loans and advances to banks	–	1,614	–	1,614
Debt securities:
Government securities	9,834	928	–	10,762
Asset-backed securities:
Mortgage-backed securities	–	189	–	189
Other asset-backed securities	–	95	–	95
Corporate and other debt securities	–	749	–	749
	9,834	1,961	–	11,795
Treasury and other bills	–	–	–	–
Equity shares	–	–	–	–
Total financial assets at fair value through profit or loss	9,834	34,143	–	43,977
Available-for-sale financial assets
Debt securities:
Government securities	34,397	174	–	34,571
Bank and building society certificates of deposit	–	167	–	167
Asset-backed securities:
Mortgage-backed securities	–	1,129	–	1,129
Other asset-backed securities	–	65	–	65
Corporate and other debt securities	221	5,650	–	5,871
	34,618	7,185	–	41,803
Equity shares	555	6	202	763
Total available-for-sale financial assets	35,173	7,191	202	42,566
Total financial assets carried at fair value, excluding derivatives	45,007	41,334	202	86,543

Movements in level 3 portfolio

The table below analyses movements in level 3 financial assets, excluding derivatives, carried at fair value (recurring measurement):

	2018				2017

The Group – Continuing operations	Financial assets at fair value through profit or loss £m	At fair value through other comprehensive income £m	Available- for-sale £m	Total level 3 assets carried at fair value, excluding derivatives (recurring basis) £m	Financial assets at fair value through profit or loss £m	Available- for-sale £m	Total level 3 assets carried at fair value, excluding derivatives (recurring basis) £m
At 31 December 2017	50		315	365
Adjustment on adoption of IFRS 9 (note 50)	3,278	302	(315)	3,265
At 1 January	3,328	302		3,630	2,305	894	3,199
Exchange and other adjustments	82	(2)		80	–	(25)	(25)
Gains recognised in the income statement within other income	72	–		72	80	–	80
(Losses) gains recognised in other comprehensive income within the revaluation reserve in respect of financial assets at fair value through other comprehensive income (2017: available-for-sale financial assets)	–	(5)		(5)	–	(125)	(125)
Purchases	1,002	2		1,004	228	36	264
Sales	(2,060)	(305)		(2,365)	(483)	(52)	(535)
Disposal of businesses	–	–		–	(2,061)	(375)	(2,436)
Transfers into the level 3 portfolio	297	345		642	–	1	1
Transfers out of the level 3 portfolio	–	(284)		(284)	(19)	(39)	(58)
At 31 December	2,721	53		2,774	50	315	365
Gains recognised in the income statement, within other income, relating to the change in fair value of those assets held at 31 December	–	–		–	6	–	6

	Trading and other financial assets at fair value through profit or loss
The Group – Discontinued operations	2018 £m	2017 £m
At 31 December 2017	1,746
Adjustment on adoption of IFRS 9 (note 50)	6,755
At 1 January	8,501	1,501
Exchange and other adjustments	(17)	–
Gains recognised in the income statement within other income	27	87
Purchases	97	427
Sales	(270)	(209)
Transfers into the level 3 portfolio	230	155
Transfers out of the level 3 portfolio	(168)	(215)
Disposal of business	(8,400)	–
At 31 December	–	1,746
Gains recognised in the income statement, within other income, relating to the change in fair value of those assets held at 31 December	–	47

	2018				2017
The Bank	Financial assets at fair value through profit or loss £m	At fair value through other comprehensive income £m	Available- for-sale £m	Total level 3 assets carried at fair value, excluding derivatives (recurring basis) £m	Financial assets at fair value through profit or loss £m	Available- for-sale £m	Total level 3 assets carried at fair value, excluding derivatives (recurring basis) £m
At 31 December 2017	–		202	202
Adjustment on adoption of IFRS 9 (note 50)	1,659	202	(202)	1,659
At 1 January	1,659	202		1,861	78	291	369
Exchange and other adjustments	79	–		79	–	(17)	(17)
Gains recognised in the income statement within other income	67	–		67	5	–	5
(Losses) gains recognised in other comprehensive income within the revaluation reserve in respect of financial assets at fair value through other comprehensive income (2017: available-for-sale financial assets)	–	1		1	–	(72)	(72)
Purchases	247	–		247	–	–	–
Sales	(1,355)	(9)		(1,364)	(64)	–	(64)
Transfers into the level 3 portfolio	193	–		193	–	–	–
Transfers out of the level 3 portfolio	–	(194)		(194)	(19)	–	(19)
At 31 December	890	–		890	–	202	202
Gains recognised in the income statement, within other income, relating to the change in fair value of those assets held at 31 December	–	–		–	5	–	5

Valuation methodology for financial assets, excluding derivatives

Loans and advances to customers and banks

These assets are principally reverse repurchase agreements. The fair value of these assets is determined using discounted cash flow techniques. The discount rates are derived from observable repo curves specific to the type of security purchased under the reverse repurchase agreement.

Debt securities

Debt securities measured at fair value and classified as level 2 are valued by discounting expected cash flows using an observable credit spread applicable to the particular instrument.

Where there is limited trading activity in debt securities, the Group uses valuation models, consensus pricing information from third party pricing services and broker or lead manager quotes to determine an appropriate valuation. Debt securities are classified as level 3 if there is a significant valuation input that cannot be corroborated through market sources or where there are materially inconsistent values for an input. Asset classes classified as level 3 mainly comprise certain collateralised loan obligations and collateralised debt obligations.

Equity investments

Unlisted equity and fund investments are valued using different techniques in accordance with the Group’s valuation policy and International Private Equity and Venture Capital Guidelines.

Depending on the business sector and the circumstances of the investment, unlisted equity valuations are based on earnings multiples, net asset values or discounted cash flows.

–	A number of earnings multiples are used in valuing the portfolio including price earnings, earnings before interest and tax and earnings before interest, tax, depreciation and amortisation. The particular multiple selected being appropriate for the type of business being valued and is derived by reference to the current market-based multiple. Consideration is given to the risk attributes, growth prospects and financial gearing of comparable businesses when selecting an appropriate multiple.
–	Discounted cash flow valuations use estimated future cash flows, usually based on management forecasts, with the application of appropriate exit yields or terminal multiples and discounted using rates appropriate to the specific investment, business sector or recent economic rates of return. Recent transactions involving the sale of similar businesses may sometimes be used as a frame of reference in deriving an appropriate multiple.
–	For fund investments the most recent capital account value calculated by the fund manager is used as the basis for the valuation and adjusted, if necessary, to align valuation techniques with the Group’s valuation policy.

Unlisted equity investments and investments in property partnerships held in the life assurance funds are valued using third party valuations. Management take account of any pertinent information, such as recent transactions and information received on particular investments, to adjust the third party valuations where necessary.

(B) Financial liabilities, excluding derivatives

Valuation hierarchy

At 31 December 2018, the Group’s financial liabilities carried at fair value, excluding derivatives, comprised its financial liabilities at fair value through profit or loss and totalled £17,730 million (31 December 2017: £50,874 million). The table below analyses these financial liabilities by balance sheet classification and valuation methodology (level 1, 2 or 3, as described on page F-87). The fair value measurement approach is recurring in nature. There were no significant transfers between level 1 and 2 during the year.

The Group	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
At 31 December 2018
Financial liabilities at fair value through profit or loss
Liabilities held at fair value through profit or loss	–	7,085	–	7,085
Trading liabilities:
Liabilities in respect of securities sold under repurchase agreements	–	10,258	–	10,258
Other deposits	–	270	–	270
Short positions in securities	67	50	–	117
	67	10,578	–	10,645
Total financial liabilities carried at fair value, excluding derivatives	67	17,663	–	17,730

The Group	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
At 31 December 2017
Financial liabilities at fair value through profit or loss
Liabilities held at fair value through profit or loss	–	7,812	–	7,812
Trading liabilities:
Liabilities in respect of securities sold under repurchase agreements	–	41,378	–	41,378
Other deposits	–	381	–	381
Short positions in securities	1,106	197	–	1,303
	1,106	41,956	–	43,062
Total financial liabilities carried at fair value, excluding derivatives	1,106	49,768	–	50,874

The Bank	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
At 31 December 2018
Financial liabilities at fair value through profit or loss
Liabilities held at fair value through profit or loss	–	7,032	–	7,032
Trading liabilities:
Liabilities in respect of securities sold under repurchase agreements	–	10,258	–	10,258
Other deposits	–	362	–	362
Short positions in securities	67	–	–	67
	67	10,620	–	10,687
Total financial liabilities carried at fair value, excluding derivatives	67	17,652	–	17,719

The Bank	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
At 31 December 2017
Financial liabilities at fair value through profit or loss
Liabilities held at fair value through profit or loss	–	7,812	–	7,812
Trading liabilities:
Liabilities in respect of securities sold under repurchase agreements	–	41,378	–	41,378
Other deposits	–	552	–	552
Short positions in securities	1,106	197	–	1,303
	1,106	42,127	–	43,233
Total financial liabilities carried at fair value, excluding derivatives	1,106	49,939	–	51,045

The table below analyses movements in level 3 financial liabilities excluding derivatives.

The Group	2018 £m	2017 £m
At 1 January	–	2
Losses recognised in the income statement within other income	–	(2)
Transfers into the level 3 portfolio	–	–
Transfers out of the level 3 portfolio	–	–
At 31 December	–	–
Losses recognised in the income statement, within other income, relating to the change in fair value of those liabilities held at 31 December	–	–

Valuation methodology for financial liabilities, excluding derivatives

Liabilities held at fair value through profit or loss

These principally comprise debt securities in issue which are classified as level 2 and their fair value is determined using techniques whose inputs are based on observable market data. The carrying amount of the securities is adjusted to reflect the effect of changes in own credit spreads and the resulting gain or loss is recognised in other comprehensive income.

At 31 December 2018, the own credit adjustment arising from the fair valuation of £7,085 million (2017: £7,812 million) of the Group’s debt securities in issue designated at fair value through profit or loss resulted in a gain of £533 million, recognised in other comprehensive income (2017: loss of £55 million), before tax, recognised in other comprehensive income.

Trading liabilities in respect of securities sold under repurchase agreements

The fair value of these liabilities is determined using discounted cash flow techniques. The discount rates are derived from observable repo curves specific to the type of security sold under the repurchase agreement.

(C) Derivatives

All of the Group’s derivative assets and liabilities are carried at fair value. At 31 December 2018, such assets totalled £11,293 million for the Group and £15,431 million for the Bank (31 December 2017: £24,152 million for the Group and £26,764 million for the Bank) and liabilities totalled £10,911 million for the Group and £14,546 million for the Bank (31 December 2017: £24,699 million for the Group and £28,267 million for the Bank). The table below analyses these derivative balances by valuation methodology (level 1, 2 or 3, as described on page F-87). The fair value measurement approach is recurring in nature. There were no significant transfers between level 1 and level 2 during the year.

	2018				2017
The Group	Level 1 £m	Level 2 £m	Level 3 £m	Total £m	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
Derivative assets	–	11,288	5	11,293	1	23,095	1,056	24,152
Derivative liabilities	–	(10,903)	(8)	(10,911)	(2)	(23,893)	(804)	(24,699)

	2017
Disposal group	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
Derivative assets	245	3,220	–	3,465
Derivative liabilities	(585)	(2,562)	–	(3,147)

	2018				2017
The Bank	Level 1 £m	Level 2 £m	Level 3 £m	Total £m	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
Derivative assets	–	15,426	5	15,431	1	26,127	636	26,764
Derivative liabilities	–	(14,538)	(8)	(14,546)	(2)	(27,515)	(750)	(28,267)

Where the Group’s derivative assets and liabilities are not traded on an exchange, they are valued using valuation techniques, including discounted cash flow and options pricing models, as appropriate. The types of derivatives classified as level 2 and the valuation techniques used include:

–	Interest rate swaps which are valued using discounted cash flow models; the most significant inputs into those models are interest rate yield curves which are developed from publicly quoted rates.
–	Foreign exchange derivatives that do not contain options which are priced using rates available from publicly quoted sources.
–	Credit derivatives which are valued using standard models with observable inputs, except for the items classified as level 3, which are valued using publicly available yield and credit default swap (CDS) curves.
–	Less complex interest rate and foreign exchange option products which are valued using volatility surfaces developed from publicly available interest rate cap, interest rate swaption and other option volatilities; option volatility skew information is derived from a market standard consensus pricing service. For more complex option products, the Group calibrates its models using observable at-the-money data; where necessary, the Group adjusts for out-of-the-money positions using a market standard consensus pricing service.

Complex interest rate and foreign exchange products where there is significant dispersion of consensus pricing or where implied funding costs are material and unobservable are classified as level 3.

Where credit protection, usually in the form of credit default swaps, has been purchased or written on asset-backed securities, the security is referred to as a negative basis asset-backed security and the resulting derivative assets or liabilities have been classified as either level 2 or level 3 according to the classification of the underlying asset-backed security.

Certain unobservable inputs are used to calculate CVA, FVA, and own credit adjustments, but are not considered significant in determining the classification of the derivative and debt portfolios. Consequently, those inputs do not form part of the Level 3 sensitivities presented.

The table below analyses movements in level 3 derivative assets and liabilities carried at fair value.

	2018		2017
The Group	Derivative assets £m	Derivative liabilities £m	Derivative assets £m	Derivative liabilities £m
At 1 January	1,056	(804)	1,399	(960)
Exchange and other adjustments	7	(5)	24	(20)
(Losses) gains recognised in the income statement within other income	(84)	49	(208)	215
Purchases (additions)	–	–	103	(18)
(Sales) redemptions	(974)	752	(79)	53
Transfers into the level 3 portfolio	–	–	33	(74)
Transfers out of the level 3 portfolio	–	–	(216)	–
At 31 December	5	(8)	1,056	(804)
(Losses) gains recognised in the income statement, within other income, relating to the change in fair value of those assets or liabilities held at 31 December	(424)	82	(208)	213

	2018		2017
The Bank	Derivative assets £m	Derivative liabilities £m	Derivative assets £m	Derivative liabilities £m
At 1 January	636	(750)	817	(904)
Exchange and other adjustments	3	(4)	7	(19)
(Losses) gains recognised in the income statement within other income	(70)	43	(76)	212
Purchases (additions)	–	–	103	(18)
(Sales) redemptions	(564)	703	(75)	53
Transfers into the level 3 portfolio	–	–	33	(74)
Transfers out of the level 3 portfolio	–	–	(173)	–
At 31 December	5	(8)	636	(750)
(Losses) gains recognised in the income statement, within other income, relating to the change in fair value of those assets or liabilities held at 31 December	(402)	57	(76)	211

Derivative valuation adjustments

Derivative financial instruments which are carried in the balance sheet at fair value are adjusted where appropriate to reflect credit risk, market liquidity and other risks.

(i) Uncollateralised derivative valuation adjustments, excluding monoline counterparties

The following table summarises the movement on this valuation adjustment account for the Group during 2017 and 2018.

	2018 £m	2017 £m
At 1 January	521	744
Income statement (credit) charge	(243)	(260)
Transfers	(6)	37
At 31 December	272	521

Represented by:

	2018 £m	2017 £m
Credit Valuation Adjustment	192	408
Debit Valuation Adjustment	(16)	(37)
Funding Valuation Adjustment	96	150
	272	521

Credit and Debit Valuation Adjustments (CVA and DVA) are applied to the Group’s over-the-counter derivative exposures with counterparties that are not subject to standard interbank collateral arrangements. These exposures largely relate to the provision of risk management solutions for corporate customers within the Commercial Banking division.

A CVA is taken where the Group has a positive future uncollateralised exposure (asset). A DVA is taken where the Group has a negative future uncollateralised exposure (liability). These adjustments reflect interest rates and expectations of counterparty creditworthiness and the Group’s own credit spread respectively.

The CVA is sensitive to:

–	the current size of the mark-to-market position on the uncollateralised asset;
–	expectations of future market volatility of the underlying asset; and
–	expectations of counterparty creditworthiness.

In circumstances where exposures to a counterparty become impaired, any associated derivative valuation adjustment is transferred and assessed for specific loss alongside other non-derivative assets and liabilities that the counterparty may have with the Group.

Market Credit Default Swap (CDS) spreads are used to develop the probability of default for quoted counterparties. For unquoted counterparties, internal credit ratings and market sector CDS curves and recovery rates are used. The Loss Given Default (LGD) is based on market recovery rates and internal credit assessments.

The combination of a one notch deterioration in the credit rating of derivative counterparties and a ten per cent increase in LGD increases the CVA by £41 million. Current market value is used to estimate the projected exposure for products not supported by the model, which are principally complex interest rate options that are traded in very low volumes. For these, the CVA is calculated on an add-on basis (although no such adjustment was required at 31 December 2018).

The DVA is sensitive to:

–	the current size of the mark-to-market position on the uncollateralised liability;
–	expectations of future market volatility of the underlying liability; and
–	the Group’s own CDS spread.

A one per cent rise in the CDS spread would lead to an increase in the DVA of £21 million to £37 million.

The risk exposures that are used for the CVA and DVA calculations are strongly influenced by interest rates. Due to the nature of the Group’s business the CVA/DVA exposures tend to be on average the same way around such that the valuation adjustments fall when interest rates rise. A one per cent rise in interest rates would lead to a £72 million fall in the overall valuation adjustment to £104 million. The CVA model used by the Group does not assume any correlation between the level of interest rates and default rates.

The Group has also recognised a Funding Valuation Adjustment to adjust for the net cost of funding uncollateralised derivative positions. This adjustment is calculated on the expected future exposure discounted at a suitable cost of funds. A ten basis points increase in the cost of funds will increase the funding valuation adjustment by approximately £10 million.

(ii) Market liquidity

The Group includes mid to bid-offer valuation adjustments against the expected cost of closing out the net market risk in the Group’s trading positions within a timeframe that is consistent with historical trading activity and spreads that the trading desks have accessed historically during the ordinary course of business in normal market conditions.

At 31 December 2018, the Group’s derivative trading business held mid to bid-offer valuation adjustments of £21 million (2017: £74 million).

(D) Sensitivity of level 3 valuations

			At 31 December 2018			At 31 December 2017
				Effect of reasonably possible alternative assumptions[2]			Effect of reasonably possible alternative assumptions
	Valuation basis/technique	Significant unobservable inputs[1]	Carrying value £m	Favourable changes £m	Unfavourable changes £m	Carrying value £m	Favourable changes £m	Unfavourable changes £m
Financial assets at fair value through profit or loss:

Loans and advances to customers	Discounted cash flows	Inferred spreads (bps) (97 bps/103 bps)	2,721	35	(35)	–	–	–
Equity and venture capital investments	Underlying asset/net asset value (incl. property prices)[3]	n/a	–	–	–	50	5	(5)
			2,721			50
Financial assets at fair value through other comprehensive income/available-for-sale financial assets
Asset-backed securities	Lead manager or broker quote/consensus pricing	n/a	53	–	(1)	92	–	(4)
Equity and venture capital investments	Underlying asset/net asset value (incl. property prices)[3]	n/a	–	–	–	223	50	(4)
			53			315
Derivative financial assets
Interest rate derivatives	Option pricing model	Interest rate volatility (19%/80%)	5	–	–	1,056	11	(3)
			5			1,056
Level 3 financial assets carried at fair value			2,779			1,421
Derivative financial liabilities
Interest rate derivatives	Option pricing model	Interest rate volatility (19%/80%)	8	–	–	804	–	–
			8			804
Level 3 financial liabilities carried at fair value			8			804

1	Ranges are shown where appropriate and represent the highest and lowest inputs used in the level 3 valuations.

2	Where the exposure to an unobservable input is managed on a net basis, only the net impact is shown in the table.

3	Underlying asset/net asset values represent fair value.

			At 31 December 2017
				Effect of reasonably possible alternative assumptions[2]
Disposal group	Valuation basis/technique	Significant unobservable inputs[1]	Carrying value £m	Favourable changes £m	Unfavourable changes £m
Financial assets at fair value through profit or loss:

Unlisted equities, debt securities and property partnerships in the life funds	Underlying asset/net asset value (incl. property prices), broker quotes or discounted cashflows[3]	n/a	1,746	26	(76)
Level 3 financial assets carried at fair value			1,746

1	Ranges are shown where appropriate and represent the highest and lowest inputs used in the level 3 valuations.

2	Where the exposure to an unobservable input is managed on a net basis, only the net impact is shown in the table.

3	Underlying asset/net asset values represent fair value.

Unobservable inputs

Significant unobservable inputs affecting the valuation of debt securities, unlisted equity investments and derivatives are as follows:

–	Interest rates and inflation rates are referenced in some derivatives where the payoff that the holder of the derivative receives depends on the behaviour of those underlying references through time.
–	Credit spreads represent the premium above the benchmark reference instrument required to compensate for lower credit quality; higher spreads lead to a lower fair value.
–	Volatility parameters represent key attributes of option behaviour; higher volatilities typically denote a wider range of possible outcomes.
–	Earnings multiples are used to value certain unlisted equity investments; a higher earnings multiple will result in a higher fair value.

Reasonably possible alternative assumptions

Valuation techniques applied to many of the Group’s level 3 instruments often involve the use of two or more inputs whose relationship is interdependent. The calculation of the effect of reasonably possible alternative assumptions included in the table above reflects such relationships.

Debt securities

Reasonably possible alternative assumptions have been determined in respect of the Group’s structured credit investment by flexing credit spreads.

Derivatives

Reasonably possible alternative assumptions have been determined in respect of swaptions in the Group’s derivative portfolios which are priced using industry standard option pricing models. Such models require interest rate volatilities which may be unobservable at longer maturities. To derive reasonably possible alternative valuations these volatilities have been flexed within a range of 19 per cent to 80 per cent (2017: 9 per cent and 94 per cent).

Unlisted equity, venture capital investments and investments in property partnerships

The valuation techniques used for unlisted equity and venture capital investments vary depending on the nature of the investment. Reasonably possible alternative valuations for these investments have been calculated by reference to the approach taken, as appropriate to the business sector and investment circumstances and as such the following inputs have been considered:

–	for valuations derived from earnings multiples, consideration is given to the risk attributes, growth prospects and financial gearing of comparable businesses when selecting an appropriate multiple;
–	the discount rates used in discounted cash flow valuations; and
–	in line with International Private Equity and Venture Capital Guidelines, the values of underlying investments in fund investments portfolios.

(4) Financial assets and liabilities carried at amortised cost

(A) Financial assets

Valuation hierarchy

The table below analyses the fair values of the financial assets of the Group which are carried at amortised cost by valuation methodology (level 1, 2 or 3, as described on page F-87). Financial assets carried at amortised cost are mainly classified as level 3 due to significant unobservable inputs used in the valuation models. Where inputs are observable, debt securities are classified as level 1 or 2.

			Valuation hierarchy
The Group	Carrying value £m	Fair value £m	Level 1 £m	Level 2 £m	Level 3 £m
At 31 December 2018
Loans and advances to customers	464,044	463,796	–	35,879	427,917
Loans and advances to banks	3,692	3,655	–	461	3,194
Debt securities	5,095	5,107	–	5,107	–
Due from fellow Lloyds Banking Group undertakings	1,878	1,878	–	–	1,878
Reverse repos included in above amounts:
Loans and advances to customers	35,879	35,879	–	35,879	–
Loans and advances to banks	461	461	–	461	–
At 31 December 2017
Loans and advances to customers	465,555	465,268	–	16,832	448,436
Loans and advances to banks	4,274	4,261	–	94	4,167
Debt securities	3,637	3,580	–	3,571	9
Due from fellow Lloyds Banking Group undertakings	6,195	6,195	–	–	6,195
Reverse repos included in above amounts:
Loans and advances to customers	16,832	16,832	–	16,832	–
Loans and advances to banks	94	94	–	94	–

			Valuation hierarchy
Disposal group	Carrying value £m	Fair value £m	Level 1 £m	Level 2 £m	Level 3 £m
At 31 December 2017
Loans and advances to banks	2,337	2,303	–	677	1,626
Due from fellow Lloyds Banking Group undertakings	1,721	1,721	–	–	1,721
Reverse repos included in above amounts:
Loans and advances to banks	677	677	–	677	–

			Valuation hierarchy
The Bank	Carrying value £m	Fair value £m	Level 1 £m	Level 2 £m	Level 3 £m
At 31 December 2018
Loans and advances to customers	172,315	169,819	–	35,879	133,940
Loans and advances to banks	3,153	3,153	–	461	2,692
Debt securities	4,960	4,980	–	4,980	–
Due from fellow Lloyds Banking Group undertakings	153,585	153,585	–	–	153,585
Reverse repos included in above amounts:
Loans and advances to customers	35,879	35,879	–	35,879	–
Loans and advances to banks	461	461	–	461	–
At 31 December 2017
Loans and advances to customers	170,804	168,560	–	16,832	151,728
Loans and advances to banks	3,611	3,603	–	94	3,509
Debt securities	3,182	3,182	–	3,182	–
Due from fellow Lloyds Banking Group undertakings	163,460	163,460	–	–	163,460
Reverse repos included in above amounts:
Loans and advances to customers	16,832	16,832	–	16,832	–
Loans and advances to banks	94	94	–	94	–

Valuation methodology

Loans and advances to customers

The Group provides loans and advances to commercial, corporate and personal customers at both fixed and variable rates due to their short term nature. The carrying value of the variable rate loans and those relating to lease financing is assumed to be their fair value.

To determine the fair value of loans and advances to customers, loans are segregated into portfolios of similar characteristics. A number of techniques are used to estimate the fair value of fixed rate lending; these take account of expected credit losses based on historic trends, prevailing market interest rates and expected future cash flows. For retail exposures, fair value is usually estimated by discounting anticipated cash flows (including interest at contractual rates) at market rates for similar loans offered by the Group and other financial institutions. Certain loans secured on residential properties are made at a fixed rate for a limited period, typically two to five years, after which the loans revert to the relevant variable rate. The fair value of such loans is estimated by reference to the market rates for similar loans of maturity equal to the remaining fixed interest rate period. The fair value of commercial loans is estimated by discounting anticipated cash flows at a rate which reflects the effects of interest rate changes, adjusted for changes in credit risk. No adjustment is made to put it in place by the Group to manage its interest rate exposure.

Loans and advances to banks

The carrying value of short dated loans and advances to banks is assumed to be their fair value. The fair value of loans and advances to banks is estimated by discounting the anticipated cash flows at a market discount rate adjusted for the credit spread of the obligor or, where not observable, the credit spread of borrowers of similar credit quality.

Debt securities

The fair values of debt securities are determined predominantly from lead manager quotes and, where these are not available, by alternative techniques including reference to credit spreads on similar assets with the same obligor, market standard consensus pricing services, broker quotes and other research data.

Reverse repurchase agreements

The carrying amount is deemed a reasonable approximation of fair value given the short-term nature of these instruments.

(B) Financial liabilities

Valuation hierarchy

The table below analyses the fair values of the financial liabilities of the Group which are carried at amortised cost by valuation methodology (level 1, 2 or 3, as described on page F-87).

			Valuation hierarchy
The Group	Carrying value £m	Fair value £m	Level 1 £m	Level 2 £m	Level 3 £m
At 31 December 2018
Deposits from banks	26,263	26,245	–	26,245	–
Customer deposits	391,251	391,524	–	385,357	6,167
Due to fellow Lloyds Banking Group undertakings	19,663	19,663	–	19,663	–
Debt securities in issue	64,533	66,379	–	66,379	–
Subordinated liabilities	12,745	14,460	–	14,460	–
Repos included in above amounts:
Deposits from banks	21,170	21,170	–	21,170	–
Customer deposits	1,818	1,818	–	1,818	–
Due to fellow Lloyds Banking Group undertakings	2,801	2,801	–	2,801	–
At 31 December 2017
Deposits from banks	28,888	28,883	–	28,883	–
Customer deposits	418,124	418,413	–	411,563	6,850
Due to fellow Lloyds Banking Group undertakings	13,237	13,237	–	13,237	–
Debt securities in issue	61,865	64,790	–	64,790	–
Subordinated liabilities	14,782	17,288	–	17,288	–
Repos included in above amounts:
Deposits from banks	23,175	23,175	–	23,175	–
Customer deposits	2,638	2,638	–	2,638	–

			Valuation hierarchy
Disposal group	Carrying value £m	Fair value £m	Level 1 £m	Level 2 £m	Level 3 £m
At 31 December 2017
Deposits from banks	916	916	–	916	–
Due to fellow Lloyds Banking Group undertakings	2,063	2,063	–	2,063	–
Debt securities in issue	1,794	1,794	–	1,794	–
Subordinated liabilities	2,345	2,345	–	2,345	–

			Valuation hierarchy
The Bank	Carrying value £m	Fair value £m	Level 1 £m	Level 2 £m	Level 3 £m
At 31 December 2018
Deposits from banks	5,320	5,300	–	5,300	–
Customer deposits	229,402	229,593	–	229,593	–
Due to fellow Lloyds Banking Group undertakings	88,383	88,383	–	88,383	–
Debt securities in issue	49,787	51,501	–	51,501	–
Subordinated liabilities	9,528	10,558	–	10,558	–
Repos included in above amounts:
Deposits from banks	1,193	1,193	–	1,193	–
Customer deposits	1,818	1,818	–	1,818	–
Due to fellow Lloyds Banking Group undertakings	2,801	2,801	–	2,801	–
At 31 December 2017
Deposits from banks	7,538	7,536	–	7,536	–
Customer deposits	234,397	234,512	–	234,512	–
Due to fellow Lloyds Banking Group undertakings	112,769	112,769	–	112,769	–
Debt securities in issue	48,158	50,716	–	50,716	–
Subordinated liabilities	9,341	10,860	–	10,860	–
Repos included in above amounts:
Deposits from banks	3,198	3,198	–	3,198	–
Customer deposits	2,637	2,637	–	2,637	–

Valuation methodology

Deposits from banks and customer deposits

The fair value of bank and customer deposits repayable on demand is assumed to be equal to their carrying value.

The fair value for all other deposits is estimated using discounted cash flows applying either market rates, where applicable, or current rates for deposits of similar remaining maturities.

Debt securities in issue

The fair value of short-term debt securities in issue is approximately equal to their carrying value. Fair value for other debt securities is calculated based on quoted market prices where available. Where quoted market prices are not available, fair value is estimated using discounted cash flow techniques at a rate which reflects market rates of interest and the Group’s own credit spread.

Subordinated liabilities

The fair value of subordinated liabilities is determined by reference to quoted market prices where available or by reference to quoted market prices of similar instruments. Subordinated liabilities are classified as level 2, since the inputs used to determine their fair value are largely observable.

Repurchase agreements

The carrying amount is deemed a reasonable approximation of fair value given the short-term nature of these instruments.

(5) Reclassifications of financial assets

Other than the reclassifications on adoption of IFRS 9 on 1 January 2018 (note 50), there have been no reclassifications of financial assets in 2017 or 2018.